Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2021
Royalty, Stream And Other Interests [Abstract]
Disclosure of detailed information about royalty interests [Table Text Block]
				Year ended
			December 31, 2021
	Royalty	Stream	Offtake
	interests	interests	interests	Total
	$	$	$	$
Balance - January 1	656,661	440,941	18,526	1,116,128
Additions	77,702	13,234	-	90,936
Conversion of an offtake into a stream	-	4,682	(4,682)	-
Depletion	(28,958)	(19,403)	-	(48,361)
Impairment	(2,288)	-	-	(2,288)
Translation adjustments	(4)	(1,422)	(188)	(1,614)

Balance - December 31	703,113	438,032	13,656	1,154,801

Producing
Cost	626,345	518,934	-	1,145,279
Accumulated depletion and impairment	(395,874)	(210,884)	-	(606,758)
Net book value - December 31	230,471	308,050	-	538,521

Development
Cost	226,438	181,209	31,120	438,767
Accumulated depletion and impairment	(572)	(51,227)	(26,424)	(78,223)
Net book value - December 31	225,866	129,982	4,696	360,544

Exploration and evaluation
Cost	247,680	-	8,960	256,640
Accumulated depletion	(904)	-	-	(904)
Net book value - December 31	246,776	-	8,960	255,736

Total net book value - December 31	703,113	438,032	13,656	1,154,801
				Year ended
			December 31, 2020
	Royalty	Stream	Offtake
	interests	interests	interests	Total
	$	$	$	$
Balance - January 1	627,567	483,164	19,781	1,130,512
Additions	54,276	11,917	-	66,193
Disposal	(357)	-	-	(357)
Depletion	(23,159)	(21,532)	(914)	(45,605)
Impairment	-	(26,300)	-	(26,300)
Translation adjustments	(1,666)	(6,308)	(341)	(8,315)

Balance - December 31	656,661	440,941	18,526	1,116,128

Producing
Cost	621,503	512,019	18,422	1,151,944
Accumulated depletion and impairment	(367,232)	(188,281)	(13,609)	(569,122)
Net book value - December 31	254,271	323,738	4,813	582,822

Development
Cost	185,170	168,648	31,252	385,070
Accumulated depletion and impairment	(501)	(51,445)	(26,537)	(78,483)
Net book value - December 31	184,669	117,203	4,715	306,587

Exploration and evaluation
Cost	218,395	-	8,998	227,393
Accumulated depletion	(674)	-	-	(674)
Net book value - December 31	217,721	-	8,998	226,719

Total net book value - December 31	656,661	440,941	18,526	1,116,128